Notes Payable (Details) - Schedule of notes payable (Parentheticals)	3 Months Ended
Mar. 31, 2023 USD ($)
Schedule of notes payable [Abstract]
Number of installments | Installments	36
Installments amount (in Dollars)	$ 14,679
Interest rate percentage	5.20%